Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets
Other assets consist of the following:

As at December 31,	2020	2019
Accounts receivable	$1,191	$1,294
Investment income due and accrued	1,127	1,122
Property and equipment	664	630
Right-of-use assets	730	770
Deferred acquisition costs(1)	150	139
Prepaid expenses	325	319
Premium receivable	621	662
Accrued post-retirement benefit assets (Note 25)	197	187
Other	147	93
Total other assets	$5,152	$5,216

(1)    Amortization of deferred acquisition cost charged to income during the year amounted to $21 in 2020 ($18 in 2019).